Probabilities VIT Fund
PROBABILITIES VIT FUND
Investment Objective:
The Probabilities VIT Fund (the “Portfolio”) seeks capital appreciation.
Fees and Expenses of the Portfolio:

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Probabilities VIT Fund		Probabilities VIT Fund Class 1 Shares	Probabilities VIT Fund Class 2 Shares
Management Fees		1.35%	1.35%
Distribution and/or Service (12b-1) Fees		0.35%	0.50%
Other Expenses	[1]	0.35%	0.35%
Acquired Fund Fees and Expenses	[1][2]	0.35%	0.35%
Total Annual Fund Operating Expenses	[3]	2.40%	2.55%
[1]	Estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
[3]	The advisor has contractually agreed to waive its fees and reimburse expenses of the Portfolio, at least until April 30, 2014 to ensure that Total Annual Portfolio Operating Expenses After Expense Reimbursements (exclusive of any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) will not exceed 2.24% and 2.39% for Class 1 and Class 2 shares, respectively, of the average daily net asset value of the Portfolio. These fee waivers and expense reimbursements by the advisor are subject to possible recoupment from the Portfolio in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Portfolios Board of Trustees, on 60 days written notice to the adviso

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Probabilities VIT Fund (USD $)	1 Year	3 Years
Probabilities VIT Fund Class 1 Shares	243	748
Probabilities VIT Fund Class 2 Shares	258	793

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance.

Principal Investment Strategies:

The Portfolio utilizes a ‘‘fund of funds’’ structure to invest primarily in exchange-traded funds (“ETFs’’) that seek to track the performance of broad-based U.S. equity indices, principally the Standard & Poor's 500 (“S&P 500”) (“Index ETFs”). The Portfolio also invests in ETFs that employ leverage in an effort to deliver up to twice the performance of the S&P 500 (“Leveraged ETFs”). In addition, the Portfolio may hold cash, money market instruments, or other cash equivalents (collectively, “Cash Instruments”).

The adviser uses an active trading strategy based on a proprietary rules-based trend-following methodology to determine the Portfolio’s allocation among Index ETFs, Leveraged ETFs, and Cash Instruments. The Portfolio typically invests in either ETFs or Cash Instruments depending on the adviser’s assessment of the market. When the adviser believes that conditions are favorable for investment in equities, the Portfolio will invest in ETFs. During periods that the adviser believes will offer the highest probability of capital appreciation, the Portfolio will invest primarily in Leveraged ETFs; otherwise, the Portfolio will invest primarily in Index ETFs. When the adviser believes that market conditions are unfavorable for equities, the Portfolio will invest in Cash Instruments.

The Portfolio’s investment program will emphasize active management of the Portfolio’s investments, with an emphasis on capturing profits on short-term movements. This policy will result in the Portfolio taking frequent trading positions. Consequently, the Portfolio’s portfolio turnover and brokerage commission expenses may exceed those of most investment entities of comparable size.

Principal Investment Risks:

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Portfolio. The Portfolio is not intended to be a complete investment program. The principal risks of investing in the Portfolio are:

• ETFs Risk. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on its investments. Leveraged ETFs employ leverage, which magnifies the changes in the value of the Leveraged ETFs, which could result in significant losses to the Portfolio.

• Limited History of Operations. The Portfolio is a new mutual fund and has a limited history of operations for investors to evaluate. Additionally, the Adviser has not previously managed a mutual fund.

• Management Risk. The adviser's judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Portfolio invests or sells short may prove to be incorrect and may not produce the desired results.

• Stock Market Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

Performance:

Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time. However, prior performance of the adviser’s similarly managed fund is presented under “Management of the Portfolio” below. In the future, Portfolio performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.probabilitiesfund.com or by calling 1-855-224-7204.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 18, 2013
Registrant Name	dei_EntityRegistrantName	Northern Lights Variable Trust
Central Index Key	dei_EntityCentralIndexKey	0001352621
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlf
Document Creation Date	dei_DocumentCreationDate	Apr 18, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr 18, 2013
Prospectus Date	rr_ProspectusDate	Apr 15, 2013
Probabilities VIT Fund | Probabilities VIT Fund Class 1 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.40%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	243
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	748
Probabilities VIT Fund | Probabilities VIT Fund Class 2 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.55%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	258
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	793
Probabilities VIT Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PROBABILITIES VIT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Probabilities VIT Fund (the “Portfolio”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio utilizes a ‘‘fund of funds’’ structure to invest primarily in exchange-traded funds (“ETFs’’) that seek to track the performance of broad-based U.S. equity indices, principally the Standard & Poor's 500 (“S&P 500”) (“Index ETFs”). The Portfolio also invests in ETFs that employ leverage in an effort to deliver up to twice the performance of the S&P 500 (“Leveraged ETFs”). In addition, the Portfolio may hold cash, money market instruments, or other cash equivalents (collectively, “Cash Instruments”).

The adviser uses an active trading strategy based on a proprietary rules-based trend-following methodology to determine the Portfolio’s allocation among Index ETFs, Leveraged ETFs, and Cash Instruments. The Portfolio typically invests in either ETFs or Cash Instruments depending on the adviser’s assessment of the market. When the adviser believes that conditions are favorable for investment in equities, the Portfolio will invest in ETFs. During periods that the adviser believes will offer the highest probability of capital appreciation, the Portfolio will invest primarily in Leveraged ETFs; otherwise, the Portfolio will invest primarily in Index ETFs. When the adviser believes that market conditions are unfavorable for equities, the Portfolio will invest in Cash Instruments.

The Portfolio’s investment program will emphasize active management of the Portfolio’s investments, with an emphasis on capturing profits on short-term movements. This policy will result in the Portfolio taking frequent trading positions. Consequently, the Portfolio’s portfolio turnover and brokerage commission expenses may exceed those of most investment entities of comparable size.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Portfolio. The Portfolio is not intended to be a complete investment program. The principal risks of investing in the Portfolio are:

• ETFs Risk. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on its investments. Leveraged ETFs employ leverage, which magnifies the changes in the value of the Leveraged ETFs, which could result in significant losses to the Portfolio.

• Limited History of Operations. The Portfolio is a new mutual fund and has a limited history of operations for investors to evaluate. Additionally, the Adviser has not previously managed a mutual fund.

• Management Risk. The adviser's judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Portfolio invests or sells short may prove to be incorrect and may not produce the desired results.

• Stock Market Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time. However, prior performance of the adviser’s similarly managed fund is presented under “Management of the Portfolio” below. In the future, Portfolio performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.probabilitiesfund.com or by calling 1-855-224-7204.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-224-7204
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.probabilitiesfund.com

[1]	Estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
[3]	The advisor has contractually agreed to waive its fees and reimburse expenses of the Portfolio, at least until April 30, 2014 to ensure that Total Annual Portfolio Operating Expenses After Expense Reimbursements (exclusive of any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) will not exceed 2.24% and 2.39% for Class 1 and Class 2 shares, respectively, of the average daily net asset value of the Portfolio. These fee waivers and expense reimbursements by the advisor are subject to possible recoupment from the Portfolio in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Portfolios Board of Trustees, on 60 days written notice to the adviso